Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended			0 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 08, 2010 Sylvan Avenue 111 Building [Member]		Jul. 02, 2011 Eastpointe Corporate Center [Member]	Aug. 31, 2011 Corporate Court 5000 [Member]	Dec. 15, 2011 W Wacker Building 35 [Member]		Mar. 19, 2012 Portland Portfolio [Member] property acre		May 31, 2012 26200 Enterprise Way [Member]	Sep. 21, 2012 Hidden Lake Circle Buildings [Member]	Mar. 28, 2013 Subsequent Event [Member] Durham Avenue 1111 [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain/(loss) on sale of real estate assets									$ 27,577	$ 122,657	$ (817)	$ (817)	[1]	$ 12,152	$ 14,367	$ 96,138	[2]	$ 17,823	[3]	$ 10,013	$ (259)	$ 0	[4]
Net Sales Proceeds									93,839	291,785	51,637	51,637	[1]	31,704	36,100	223,981	[2]	43,832	[3]	24,412	25,595	3,403	[4]
Impairment loss									0	0	(9,587)
Percent of ownership interest In real estate property disposal																96.50%
Number of real estate properties sold																		4
Area of land																		18.19
Revenues:
Rental income									9,125	40,912	50,000
Tenant reimbursements									1,134	20,168	21,852
Lease termination income									0	304	2,760
Revenue									10,259	61,384	74,612
Expenses:
Property operating costs									4,455	25,431	26,059
Depreciation									2,401	8,154	10,100
Amortization of deferred leasing costs									653	5,957	7,617
General and administrative expenses									45	(169)	508
Expenses									7,554	39,373	44,284
Other income (expense):
Interest expense									0	(5,932)	(6,274)
Interest and other income									0	(91)	2
Net income attributable to noncontrolling interest									0	(453)	(516)
Other income (expense)									0	(6,476)	(6,788)
Operating income, excluding impairment loss and gain/(loss) on sale of real estate assets									2,705	15,535	23,540
Income from discontinued operations	$ 1,114	$ (91)	$ 10,430	$ 18,829	$ 101,170	$ 29,890	$ 3,085	$ 4,047	$ 30,282	$ 138,192	$ 13,136

[1]	Piedmont reclassified the operational results of the property, including a $9.6 million impairment charge that resulted from adjusting the assets to fair value, as discontinued operations in the accompanying 2010 statement of operations. The fair value measurement used in the evaluation of this non-financial asset was considered to be a Level 1 valuation within the fair value hierarchy as defined by GAAP, as there were direct observations and transactions involving the asset (i.e. the asset was sold to a third-party purchaser).
[2]	Piedmont sold its approximate 96.5% ownership in the property. Transaction data above is presented at Piedmont's ownership percentage.
[3]	The Portland Portfolio consisted of four office properties known as the Deschutes building, the Rhein building, the Rogue building, and the Willamette building, as well as 18.19 acres of adjoining, undeveloped land.
[4]	On March 28, 2013, Piedmont sold the 1111 Durham Avenue building. As such, in accordance with GAAP, Piedmont reclassified the building from real estate assets held-for-use to real estate assets held-for-sale, and the operational results of the property as income from discontinued operations for prior periods to conform with current period presentation.